Other disclosures - Risk Management and Principal Risks - Measurement uncertainty and sensitivity analysis - ECL under 100% weighted scenarios for modelled portfolios (audited) (Details)
£ in Millions, $ in Millions
	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 1,049,896	$ 132	£ 1,051,400
ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(3,998)		(5,835)
ECL | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(2,318)		(3,875)
ECL | ECL from individually assessed impairments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(463)		(835)
ECL | ECL from non-modelled and other management adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(1,217)		(1,125)
Loans and advances
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	(3,998)		(5,835)
Loans and advances | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	(100)
Loans and advances | ECL from post-model adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	1,100		900
Loans and advances | ECL from non-modelled and other management adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	200		200
Loans and advances | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 145,259		£ 134,267
Coverage ratio	2.40%	2.40%	3.60%
Loans and advances | Gross | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 148,758		£ 139,333
Loans and advances | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(3,499)		(5,066)
Loans and advances | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 128,217		£ 111,119
Coverage ratio	0.60%	0.60%	0.60%
Loans and advances | Stage 1 | Gross | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 129,013		£ 111,804
Loans and advances | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(796)		(685)
Loans and advances | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 15,378		£ 20,498
Coverage ratio	6.20%	6.20%	8.50%
Loans and advances | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 1,664		£ 2,650
Coverage ratio	50.30%	50.30%	48.20%
Loans and advances | Lifetime expected credit losses | Gross | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 16,397		£ 22,410
Loans and advances | Lifetime expected credit losses | Gross | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	3,348		5,119
Loans and advances | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(1,019)		(1,912)
Loans and advances | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(1,684)		(2,469)
Home loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	(386)		(434)
Home loans | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 10,985		£ 11,193
Coverage ratio	3.40%	3.40%	3.70%
Home loans | Gross
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	£ (11,371)		£ (11,627)	£ (11,334)
Home loans | Gross | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	11,371		11,627
Home loans | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	(386)		(434)	(348)
Home loans | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(386)		(434)
Home loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 9,752		£ 9,621
Coverage ratio	0.10%	0.10%	0.10%
Home loans | Stage 1 | Gross
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	£ (9,760)		£ (9,627)	(9,604)
Home loans | Stage 1 | Gross | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	9,760		9,627
Home loans | Stage 1 | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	(8)		(6)	(16)
Home loans | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(8)		(6)
Home loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 618		£ 849
Coverage ratio	5.40%	5.40%	5.80%
Home loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 615		£ 723
Coverage ratio	35.80%	35.80%	34.20%
Home loans | Lifetime expected credit losses | Gross | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	£ (653)		£ (901)	(674)
Home loans | Lifetime expected credit losses | Gross | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	653		901
Home loans | Lifetime expected credit losses | Gross | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	(958)		(1,099)	(1,056)
Home loans | Lifetime expected credit losses | Gross | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	958		1,099
Home loans | Lifetime expected credit losses | ECL | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	(35)		(52)	(40)
Home loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(35)		(52)
Home loans | Lifetime expected credit losses | ECL | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	(343)		(376)	(292)
Home loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(343)		(376)
Credit cards, unsecured loans and other retail lending
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	(2,391)		(3,069)
Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 25,960		£ 23,368
Coverage ratio	8.10%	8.10%	11.30%
Credit cards, unsecured loans and other retail lending | Gross
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	£ (28,262)		£ (26,347)	(36,120)
Credit cards, unsecured loans and other retail lending | Gross | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	28,262		26,347
Allowance account for credit losses of financial assets			(26,347)
Credit cards, unsecured loans and other retail lending | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	(2,302)		(2,979)	(2,617)
Credit cards, unsecured loans and other retail lending | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(2,302)		(2,979)
Allowance account for credit losses of financial assets			(2,979)
Credit cards, unsecured loans and other retail lending | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 23,406		£ 18,524
Coverage ratio	2.50%	2.50%	2.10%
Credit cards, unsecured loans and other retail lending | Stage 1 | Gross
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	£ (24,011)		£ (18,923)	(29,541)
Credit cards, unsecured loans and other retail lending | Stage 1 | Gross | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	24,011		18,923
Allowance account for credit losses of financial assets			(18,923)
Credit cards, unsecured loans and other retail lending | Stage 1 | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	(605)		(399)	(362)
Credit cards, unsecured loans and other retail lending | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(605)		(399)
Allowance account for credit losses of financial assets			(399)
Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 1,991		£ 4,244
Coverage ratio	28.40%	28.40%	23.80%
Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 563		£ 600
Coverage ratio	61.70%	61.70%	67.60%
Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Gross | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	£ (2,782)		£ (5,571)	(4,450)
Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Gross | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	2,782		5,571
Allowance account for credit losses of financial assets			(5,571)
Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Gross | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	(1,469)		(1,853)	(2,129)
Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Gross | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	1,469		1,853
Allowance account for credit losses of financial assets			(1,853)
Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | ECL | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	(791)		(1,327)	(784)
Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(791)		(1,327)
Allowance account for credit losses of financial assets			(1,327)
Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | ECL | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	(906)		(1,253)	(1,471)
Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(906)		(1,253)
Allowance account for credit losses of financial assets			(1,253)
Wholesale loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	(1,221)		(2,332)
Wholesale loans | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 108,314		£ 99,706
Coverage ratio	0.70%	0.70%	1.60%
Wholesale loans | Gross
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	£ (109,125)		£ (101,359)	(97,878)
Wholesale loans | Gross | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	109,125		101,359
Wholesale loans | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	(811)		(1,653)	(731)
Wholesale loans | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(811)		(1,653)
Wholesale loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 95,059		£ 82,974
Coverage ratio	0.20%	0.20%	0.30%
Wholesale loans | Stage 1 | Gross
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	£ (95,242)		£ (83,254)	(89,200)
Wholesale loans | Stage 1 | Gross | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	95,242		83,254
Wholesale loans | Stage 1 | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	(183)		(280)	(114)
Wholesale loans | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(183)		(280)
Wholesale loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 12,769		£ 15,405
Coverage ratio	1.50%	1.50%	3.30%
Wholesale loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 486		£ 1,327
Coverage ratio	47.20%	47.20%	38.80%
Wholesale loans | Lifetime expected credit losses | Gross | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	£ (12,962)		£ (15,938)	(7,515)
Wholesale loans | Lifetime expected credit losses | Gross | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	12,962		15,938
Wholesale loans | Lifetime expected credit losses | Gross | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	(921)		(2,167)	(1,163)
Wholesale loans | Lifetime expected credit losses | Gross | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	921		2,167
Wholesale loans | Lifetime expected credit losses | ECL | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	(193)		(533)	(234)
Wholesale loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(193)		(533)
Wholesale loans | Lifetime expected credit losses | ECL | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	(435)		(840)	£ (383)
Wholesale loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(435)		(840)
Credit derivatives | Loans and advances | ECL | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(2,318)		(3,875)
Credit derivatives | Home loans | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(311)
Credit derivatives | Home loans | ECL | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (311)		£ (335)
Credit derivatives | Home loans | Stage 1 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.10%	0.10%	0.10%
Credit derivatives | Home loans | Stage 1 | Gross | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 3,905		£ 4,404
Credit derivatives | Home loans | Stage 1 | ECL | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (2)		£ (4)
Credit derivatives | Home loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	5.30%	5.30%	5.90%
Credit derivatives | Home loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	48.70%	48.70%	40.90%
Credit derivatives | Home loans | Lifetime expected credit losses | Gross | Stage 2 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 228		£ 557
Credit derivatives | Home loans | Lifetime expected credit losses | Gross | Stage 3 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	610		728
Credit derivatives | Home loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(12)		(33)
Credit derivatives | Home loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (297)		(298)
Credit derivatives | Credit cards, unsecured loans and other retail lending | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	18.30%	18.30%
Credit derivatives | Credit cards, unsecured loans and other retail lending | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (1,282)
Credit derivatives | Credit cards, unsecured loans and other retail lending | ECL | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (1,282)		£ (1,938)
Credit derivatives | Credit cards, unsecured loans and other retail lending | Stage 1 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.20%	1.20%	0.90%
Credit derivatives | Credit cards, unsecured loans and other retail lending | Stage 1 | Gross | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 19,001		£ 24,980
Credit derivatives | Credit cards, unsecured loans and other retail lending | Stage 1 | ECL | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (221)		£ (236)
Credit derivatives | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	18.30%	18.30%	16.10%
Credit derivatives | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	67.70%	67.70%	93.00%
Credit derivatives | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Gross | Stage 2 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 1,991		£ 3,171
Credit derivatives | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Gross | Stage 3 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	1,028		1,279
Credit derivatives | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(365)		(512)
Credit derivatives | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(696)		(1,190)
Credit derivatives | Wholesale loans | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(725)
Credit derivatives | Wholesale loans | ECL | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (725)		£ (1,602)
Credit derivatives | Wholesale loans | Stage 1 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%	0.20%	0.20%
Credit derivatives | Wholesale loans | Stage 1 | Gross | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 142,804		£ 115,949
Credit derivatives | Wholesale loans | Stage 1 | ECL | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (219)		£ (219)
Credit derivatives | Wholesale loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.70%	1.70%	4.60%
Credit derivatives | Wholesale loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%	2.90%
Credit derivatives | Wholesale loans | Lifetime expected credit losses | Gross | Stage 2 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 29,124		£ 29,834
Credit derivatives | Wholesale loans | Lifetime expected credit losses | Gross | Stage 3 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	0		863
Credit derivatives | Wholesale loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(506)		(1,358)
Credit derivatives | Wholesale loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	0		(25)
Upside 2 | Loans and advances | ECL | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(1,992)		(3,178)
Upside 2 | Home loans | ECL | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (302)		£ (313)
Upside 2 | Home loans | Stage 1 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.10%	0.10%	0.10%
Upside 2 | Home loans | Stage 1 | Gross | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 3,915		£ 4,422
Upside 2 | Home loans | Stage 1 | ECL | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (2)		£ (4)
Upside 2 | Home loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	4.60%	4.60%	5.80%
Upside 2 | Home loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	47.50%	47.50%	38.20%
Upside 2 | Home loans | Lifetime expected credit losses | Gross | Stage 2 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 219		£ 539
Upside 2 | Home loans | Lifetime expected credit losses | Gross | Stage 3 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	610		728
Upside 2 | Home loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(10)		(31)
Upside 2 | Home loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(290)		(278)
Upside 2 | Credit cards, unsecured loans and other retail lending | ECL | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (1,106)		£ (1,684)
Upside 2 | Credit cards, unsecured loans and other retail lending | Stage 1 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.80%	0.80%	0.80%
Upside 2 | Credit cards, unsecured loans and other retail lending | Stage 1 | Gross | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 19,357		£ 24,929
Upside 2 | Credit cards, unsecured loans and other retail lending | Stage 1 | ECL | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (157)		£ (187)
Upside 2 | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	16.70%	16.70%	15.50%
Upside 2 | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	66.60%	66.60%	91.50%
Upside 2 | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Gross | Stage 2 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 1,584		£ 2,111
Upside 2 | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Gross | Stage 3 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	1,028		1,279
Upside 2 | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(264)		(327)
Upside 2 | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(685)		(1,170)
Upside 2 | Wholesale loans | ECL | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (584)		£ (1,181)
Upside 2 | Wholesale loans | Stage 1 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.10%	0.10%	0.20%
Upside 2 | Wholesale loans | Stage 1 | Gross | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 145,097		£ 121,769
Upside 2 | Wholesale loans | Stage 1 | ECL | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (189)		£ (239)
Upside 2 | Wholesale loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.50%	1.50%	3.80%
Upside 2 | Wholesale loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%	2.30%
Upside 2 | Wholesale loans | Lifetime expected credit losses | Gross | Stage 2 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 26,831		£ 24,015
Upside 2 | Wholesale loans | Lifetime expected credit losses | Gross | Stage 3 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	0		863
Upside 2 | Wholesale loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(395)		(922)
Upside 2 | Wholesale loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	0		(20)
Upside 1 | Loans and advances | ECL | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(2,073)		(3,344)
Upside 1 | Home loans | ECL | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (304)		£ (316)
Upside 1 | Home loans | Stage 1 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.10%	0.10%	0.10%
Upside 1 | Home loans | Stage 1 | Gross | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 3,911		£ 4,416
Upside 1 | Home loans | Stage 1 | ECL | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (2)		£ (4)
Upside 1 | Home loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	4.50%	4.50%	5.70%
Upside 1 | Home loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	47.90%	47.90%	38.60%
Upside 1 | Home loans | Lifetime expected credit losses | Gross | Stage 2 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 222		£ 545
Upside 1 | Home loans | Lifetime expected credit losses | Gross | Stage 3 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	610		728
Upside 1 | Home loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(10)		(31)
Upside 1 | Home loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(292)		(281)
Upside 1 | Credit cards, unsecured loans and other retail lending | ECL | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (1,149)		£ (1,766)
Upside 1 | Credit cards, unsecured loans and other retail lending | Stage 1 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.90%	0.90%	0.80%
Upside 1 | Credit cards, unsecured loans and other retail lending | Stage 1 | Gross | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 19,284		£ 25,097
Upside 1 | Credit cards, unsecured loans and other retail lending | Stage 1 | ECL | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (164)		£ (204)
Upside 1 | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	17.50%	17.50%	15.50%
Upside 1 | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	67.10%	67.10%	92.30%
Upside 1 | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Gross | Stage 2 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 1,683		£ 2,462
Upside 1 | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Gross | Stage 3 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	1,028		1,279
Upside 1 | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(295)		(382)
Upside 1 | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(690)		(1,180)
Upside 1 | Wholesale loans | ECL | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (620)		£ (1,262)
Upside 1 | Wholesale loans | Stage 1 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.10%	0.10%	0.20%
Upside 1 | Wholesale loans | Stage 1 | Gross | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 144,688		£ 120,741
Upside 1 | Wholesale loans | Stage 1 | ECL | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (200)		£ (231)
Upside 1 | Wholesale loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.50%	1.50%	4.00%
Upside 1 | Wholesale loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%	2.40%
Upside 1 | Wholesale loans | Lifetime expected credit losses | Gross | Stage 2 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 27,240		£ 25,043
Upside 1 | Wholesale loans | Lifetime expected credit losses | Gross | Stage 3 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	0		863
Upside 1 | Wholesale loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(420)		(1,010)
Upside 1 | Wholesale loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	0		(21)
Baseline | Loans and advances | ECL | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(2,189)		(3,624)
Baseline | Home loans | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(309)
Baseline | Home loans | ECL | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (309)		£ (320)
Baseline | Home loans | Stage 1 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.10%	0.10%	0.10%
Baseline | Home loans | Stage 1 | Gross | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 3,906		£ 4,407
Baseline | Home loans | Stage 1 | ECL | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (2)		£ (4)
Baseline | Home loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	4.80%	4.80%	5.80%
Baseline | Home loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	48.50%	48.50%	39.00%
Baseline | Home loans | Lifetime expected credit losses | Gross | Stage 2 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 227		£ 554
Baseline | Home loans | Lifetime expected credit losses | Gross | Stage 3 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	610		728
Baseline | Home loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(11)		(32)
Baseline | Home loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(296)		(284)
Baseline | Credit cards, unsecured loans and other retail lending | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(1,202)
Baseline | Credit cards, unsecured loans and other retail lending | ECL | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (1,202)		£ (1,902)
Baseline | Credit cards, unsecured loans and other retail lending | Stage 1 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.90%	0.90%	0.90%
Baseline | Credit cards, unsecured loans and other retail lending | Stage 1 | Gross | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 19,201		£ 24,820
Baseline | Credit cards, unsecured loans and other retail lending | Stage 1 | ECL | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (173)		£ (230)
Baseline | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	18.60%	18.60%	15.00%
Baseline | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	67.70%	67.70%	93.10%
Baseline | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Gross | Stage 2 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 1,793		£ 3,215
Baseline | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Gross | Stage 3 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	1,028		1,279
Baseline | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(333)		(481)
Baseline | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(696)		(1,191)
Baseline | Wholesale loans | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(678)
Baseline | Wholesale loans | ECL | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (678)		£ (1,402)
Baseline | Wholesale loans | Stage 1 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%	0.20%	0.20%
Baseline | Wholesale loans | Stage 1 | Gross | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 143,967		£ 118,930
Baseline | Wholesale loans | Stage 1 | ECL | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (216)		£ (205)
Baseline | Wholesale loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.70%	1.70%	4.40%
Baseline | Wholesale loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%	2.70%
Baseline | Wholesale loans | Lifetime expected credit losses | Gross | Stage 2 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 27,961		£ 26,853
Baseline | Wholesale loans | Lifetime expected credit losses | Gross | Stage 3 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	0		863
Baseline | Wholesale loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(462)		(1,174)
Baseline | Wholesale loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	0		(23)
Downside 1 | Loans and advances | ECL | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(2,856)		(4,542)
Downside 1 | Home loans | ECL | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (331)		£ (347)
Downside 1 | Home loans | Stage 1 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.10%	0.10%	0.10%
Downside 1 | Home loans | Stage 1 | Gross | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 3,885		£ 4,387
Downside 1 | Home loans | Stage 1 | ECL | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (3)		£ (5)
Downside 1 | Home loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	7.20%	7.20%	6.30%
Downside 1 | Home loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	50.80%	50.80%	42.00%
Downside 1 | Home loans | Lifetime expected credit losses | Gross | Stage 2 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 249		£ 575
Downside 1 | Home loans | Lifetime expected credit losses | Gross | Stage 3 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	610		728
Downside 1 | Home loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(18)		(36)
Downside 1 | Home loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(310)		(306)
Downside 1 | Credit cards, unsecured loans and other retail lending | ECL | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (1,563)		£ (2,265)
Downside 1 | Credit cards, unsecured loans and other retail lending | Stage 1 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.50%	1.50%	1.10%
Downside 1 | Credit cards, unsecured loans and other retail lending | Stage 1 | Gross | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 17,445		£ 24,411
Downside 1 | Credit cards, unsecured loans and other retail lending | Stage 1 | ECL | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (254)		£ (258)
Downside 1 | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	16.60%	16.60%	16.90%
Downside 1 | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	69.10%	69.10%	94.70%
Downside 1 | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Gross | Stage 2 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 3,605		£ 4,721
Downside 1 | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Gross | Stage 3 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	1,028		1,279
Downside 1 | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(599)		(796)
Downside 1 | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(710)		(1,211)
Downside 1 | Wholesale loans | ECL | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (962)		£ (1,930)
Downside 1 | Wholesale loans | Stage 1 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%	0.20%	0.20%
Downside 1 | Wholesale loans | Stage 1 | Gross | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 140,402		£ 113,027
Downside 1 | Wholesale loans | Stage 1 | ECL | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (250)		£ (218)
Downside 1 | Wholesale loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.30%	2.30%	5.10%
Downside 1 | Wholesale loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%	3.40%
Downside 1 | Wholesale loans | Lifetime expected credit losses | Gross | Stage 2 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 31,525		£ 32,757
Downside 1 | Wholesale loans | Lifetime expected credit losses | Gross | Stage 3 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	0		863
Downside 1 | Wholesale loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(712)		(1,683)
Downside 1 | Wholesale loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	0		(29)
Downside 2 | Loans and advances | ECL | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(5,190)		(5,938)
Downside 2 | Home loans | ECL | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (347)		£ (408)
Downside 2 | Home loans | Stage 1 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.10%	0.10%	0.10%
Downside 2 | Home loans | Stage 1 | Gross | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 3,868		£ 4,365
Downside 2 | Home loans | Stage 1 | ECL | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (3)		£ (5)
Downside 2 | Home loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	9.00%	9.00%	6.70%
Downside 2 | Home loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	52.50%	52.50%	49.90%
Downside 2 | Home loans | Lifetime expected credit losses | Gross | Stage 2 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 266		£ 597
Downside 2 | Home loans | Lifetime expected credit losses | Gross | Stage 3 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	610		728
Downside 2 | Home loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(24)		(40)
Downside 2 | Home loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (320)		(363)
Downside 2 | Credit cards, unsecured loans and other retail lending | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	31.10%	31.10%
Downside 2 | Credit cards, unsecured loans and other retail lending | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (3,332)
Downside 2 | Credit cards, unsecured loans and other retail lending | ECL | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (3,332)		£ (2,518)
Downside 2 | Credit cards, unsecured loans and other retail lending | Stage 1 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.40%	2.40%	1.10%
Downside 2 | Credit cards, unsecured loans and other retail lending | Stage 1 | Gross | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 13,785		£ 24,247
Downside 2 | Credit cards, unsecured loans and other retail lending | Stage 1 | ECL | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (332)		£ (263)
Downside 2 | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	31.10%	31.10%	18.00%
Downside 2 | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	70.20%	70.20%	94.60%
Downside 2 | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Gross | Stage 2 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 7,331		£ 5,796
Downside 2 | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | Gross | Stage 3 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	1,028		1,279
Downside 2 | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(2,278)		(1,045)
Downside 2 | Credit cards, unsecured loans and other retail lending | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(722)		(1,210)
Downside 2 | Wholesale loans | ECL | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (1,511)		£ (3,012)
Downside 2 | Wholesale loans | Stage 1 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%	0.20%	0.20%
Downside 2 | Wholesale loans | Stage 1 | Gross | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 135,764		£ 101,759
Downside 2 | Wholesale loans | Stage 1 | ECL | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (282)		£ (221)
Downside 2 | Wholesale loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	3.40%	3.40%	6.20%
Downside 2 | Wholesale loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%	4.60%
Downside 2 | Wholesale loans | Lifetime expected credit losses | Gross | Stage 2 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 36,163		£ 44,024
Downside 2 | Wholesale loans | Lifetime expected credit losses | Gross | Stage 3 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	0		863
Downside 2 | Wholesale loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(1,229)		(2,751)
Downside 2 | Wholesale loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 0		£ (40)